Note D - Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Years Ended December 31,
	2012	2011

Customer A	31%	15%
Customer B	18%	—
Customer C	* %	43%

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2012	2011

Customer C	74%	78%
Customer D	14%	—